Business Segment Information - Schedule of Financial Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net interest income (loss)	$ 252,244	$ 177,931	$ 329,834
Noninterest income	732,628	387,601	112,825
Total net revenue	984,872	565,532	442,659
Servicing rights – change in valuation inputs or assumptions	2,651	17,459
Income (loss) from equity method investments	(261)	4,314	869
Apex Clearing Holdings, LLC
Segment Reporting Information [Line Items]
Income (loss) from equity method investments		4,442	795
Non-interest income | Lower Holding Company
Segment Reporting Information [Line Items]
Income (loss) from equity method investments	$ (261)
Technology Platform | Five Largest Customers | Revenue, Segment Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	63.00%
Technology Platform | Five Largest Customers | Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	13.00%
Reportable Segments
Segment Reporting Information [Line Items]
Net interest income (loss)	$ 261,838	199,722	326,203
Noninterest income	729,449	389,330	112,825
Total net revenue	991,287	589,052	439,028
Servicing rights – change in valuation inputs or assumptions	2,651	17,459	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions	22,802	38,216	17,157
Directly attributable expenses	(687,604)	(481,205)	(473,243)
Contribution profit (loss)	329,136	163,522	(25,545)
Reportable Segments | Lending
Segment Reporting Information [Line Items]
Net interest income (loss)	258,102	199,345	325,589
Noninterest income	480,221	281,521	108,712
Total net revenue	738,323	480,866	434,301
Servicing rights – change in valuation inputs or assumptions	2,651	17,459	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions	22,802	38,216	17,157
Directly attributable expenses	(364,169)	(294,812)	(350,511)
Contribution profit (loss)	399,607	241,729	92,460
Reportable Segments | Technology Platform
Segment Reporting Information [Line Items]
Net interest income (loss)	(29)	(107)	0
Noninterest income	194,915	96,423	795
Total net revenue	194,886	96,316	795
Servicing rights – change in valuation inputs or assumptions	0	0	0
Residual interests classified as debt – change in valuation inputs or assumptions	0	0	0
Directly attributable expenses	(130,439)	(42,427)	0
Contribution profit (loss)	64,447	53,889	795
Reportable Segments | Technology Platform | Non-interest income | Apex Clearing Holdings, LLC
Segment Reporting Information [Line Items]
Income (loss) from equity method investments		4,442
Reportable Segments | Financial Services
Segment Reporting Information [Line Items]
Net interest income (loss)	3,765	484	614
Noninterest income	54,313	11,386	3,318
Total net revenue	58,078	11,870	3,932
Servicing rights – change in valuation inputs or assumptions	0	0	0
Residual interests classified as debt – change in valuation inputs or assumptions	0	0	0
Directly attributable expenses	(192,996)	(143,966)	(122,732)
Contribution profit (loss)	(134,918)	(132,096)	(118,800)
Other
Segment Reporting Information [Line Items]
Net interest income (loss)	(9,594)	(21,791)	3,631
Noninterest income	3,179	(1,729)	0
Total net revenue	$ (6,415)	$ (23,520)	$ 3,631